Cover	Apr. 25, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2023
Entity File Number	001-39404
Entity Registrant Name	Greencity Acquisition Corporation
Entity Central Index Key	0001768910
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	505 Eshan Road, Floor 6
Entity Address, Address Line Two	Pudong New District
Entity Address, City or Town	Shanghai,
Entity Address, Country	CN
Entity Address, Postal Zip Code	200120
City Area Code	+86
Local Phone Number	21-20257919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one ordinary share, par value $0.001, one redeemable warrant to purchase one-half ordinary share
Trading Symbol	GRCYU
Security Exchange Name	NASDAQ
Ordinary Share
Document Information [Line Items]
Title of 12(b) Security	Ordinary Share
Trading Symbol	GRCY
Security Exchange Name	NASDAQ
Redeemable Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one-half ordinary share
Trading Symbol	GRCYW
Security Exchange Name	NASDAQ